Junior Subordinated Deferrable Interest Debentures	12 Months Ended
Dec. 31, 2025
Junior Subordinated Deferrable Interest Debentures
Junior Subordinated Deferrable Interest Debentures

(9) Junior Subordinated Deferrable Interest Debentures

We currently have four statutory business trusts, Trusts IX, X, XI and XII (the “Trusts”), formed under the laws of the State of Delaware for the purpose of issuing trust preferred securities. The Trusts each issued capital and common securities (“Capital and Common Securities”) and invested the proceeds thereof in an equivalent amount of junior subordinated debentures (the “Debentures”) we issued. As of December 31, 2025 and December 31, 2024, the principal amount of Debentures outstanding totaled $108,868,000, respectively.

The Debentures are subordinated and junior in right of payment to all our present and future senior indebtedness (as defined in the respective indentures) and are pari passu with one another. The interest rate payable on, and the payment terms of the Debentures are the same as the distribution rate and payment terms of the respective issues of Capital and Common Securities issued by the Trusts. We have fully and unconditionally guaranteed the obligations of each of the Trusts with respect to the Capital and Common Securities. We have the right, unless an Event of Default (as defined in the Indentures) has occurred and is continuing, to defer payment of interest on the Debentures for up to twenty consecutive quarterly periods on each of the Trusts. If interest payments on any of the Debentures are deferred, distributions on both the Capital and Common Securities related to that Debenture would also be deferred. The redemption prior to maturity of any of the Debentures may require the prior approval of the Federal Reserve and/or other regulatory bodies.

For financial reporting purposes, the Trusts are treated as investments and not consolidated in the consolidated financial statements. Although the Capital and Common Securities issued by each of the Trusts are not included as a component of shareholders’ equity on the consolidated statement of condition, the Capital and Common Securities are treated as capital for regulatory purposes. Specifically, under applicable regulatory guidelines, the Capital and Common Securities issued by the Trusts qualify as Tier 1 capital up to a maximum of 25% of Tier 1 capital on an aggregate basis. Any amount that exceeds the 25% threshold would qualify as Tier 2 capital. At December 31, 2025 and December 31, 2024, the total $108,868,000, respectively, of the Capital and Common Securities outstanding qualified as Tier 1 capital.

The following table illustrates key information about each of the Debentures and their interest rates at December 31, 2025:

	Junior
	Subordinated
	Deferrable
	Interest	Repricing	Interest	Interest				Optional
	Debentures	Frequency	Rate	Rate Index(1)			Maturity Date	Redemption Date(2)
	(Dollars in Thousands)
Trust IX	$41,238	Quarterly	5.87%	SOFR	+	1.62	October 2036	October 2011
Trust X	21,021	Quarterly	5.77%	SOFR	+	1.65	February 2037	February 2012
Trust XI	25,990	Quarterly	5.87%	SOFR	+	1.62	July 2037	July 2012
Trust XII	20,619	Quarterly	5.50%	SOFR	+	1.45	September 2037	September 2012
	$108,868
(1)	The Capital and Common Securities may be redeemed in whole or in part on any interest payment date after the Optional Redemption Date.